Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVANCED SERIES TRUST

AST Prudential Growth Allocation Portfolio

Supplement dated December 30, 2020 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) for the AST Prudential Growth Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

The Board of Trustees of the Trust (the Board), on behalf of the Portfolio, recently approved: (i) adding Jennison Associates LLC (Jennison) as a subadviser to the Portfolio; (ii) adding PGIM Real Estate, a business unit of PGIM, Inc. (PGIM), as a subadviser to the Portfolio; (iii) a new subadvisory agreement for the Portfolio among PGIM Investments LLC, AST Investment Services, Inc., (collectively, the Manager), PGIM, QMA LLC (QMA) and Jennison to the reflect the Portfolio's new subadvisory arrangements; and (iv) changing the Portfolio's principal investment strategies. With respect to the Portfolio's principal investment strategies, QMA will use quantitative equity strategies to manage a portion of the Portfolio, and Jennison will use fundamental equity strategies to manage a portion of the Portfolio. The management fee rate paid by the Portfolio will not change.

To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

I.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The asset allocation strategy for the Portfolio is determined by QMA LLC (QMA). QMA is also responsible for managing the quantitative equity segments of the Portfolio. Jennison Associates LLC (Jennison) is responsible for managing fundamental equity segments of the Portfolio. The PGIM Fixed Income unit of PGIM, Inc. is responsible for managing the fixed income segment of the Portfolio. The PGIM Real Estate unit of PGIM, Inc. is responsible for managing the Portfolio's real estate-related investments.

In managing the Portfolio's assets, the subadvisers use a combination of top-down economic analysis and bottom- up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadvisers develop views on economic, policy and market trends. In its bottom-up research, the subadvisers develop an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. In addition, the Portfolio may invest in real estate and real estate related securities. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve will generally fall within the range of 15% to 25% of the Portfolio's assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. The Strategic Investment Research Group of the Manager determines the allocation of Portfolio assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVANCED SERIES TRUST

AST Prudential Growth Allocation Portfolio

Supplement dated December 30, 2020 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) for the AST Prudential Growth Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

The Board of Trustees of the Trust (the Board), on behalf of the Portfolio, recently approved: (i) adding Jennison Associates LLC (Jennison) as a subadviser to the Portfolio; (ii) adding PGIM Real Estate, a business unit of PGIM, Inc. (PGIM), as a subadviser to the Portfolio; (iii) a new subadvisory agreement for the Portfolio among PGIM Investments LLC, AST Investment Services, Inc., (collectively, the Manager), PGIM, QMA LLC (QMA) and Jennison to the reflect the Portfolio's new subadvisory arrangements; and (iv) changing the Portfolio's principal investment strategies. With respect to the Portfolio's principal investment strategies, QMA will use quantitative equity strategies to manage a portion of the Portfolio, and Jennison will use fundamental equity strategies to manage a portion of the Portfolio. The management fee rate paid by the Portfolio will not change.

To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

I.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The asset allocation strategy for the Portfolio is determined by QMA LLC (QMA). QMA is also responsible for managing the quantitative equity segments of the Portfolio. Jennison Associates LLC (Jennison) is responsible for managing fundamental equity segments of the Portfolio. The PGIM Fixed Income unit of PGIM, Inc. is responsible for managing the fixed income segment of the Portfolio. The PGIM Real Estate unit of PGIM, Inc. is responsible for managing the Portfolio's real estate-related investments.

In managing the Portfolio's assets, the subadvisers use a combination of top-down economic analysis and bottom- up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadvisers develop views on economic, policy and market trends. In its bottom-up research, the subadvisers develop an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. In addition, the Portfolio may invest in real estate and real estate related securities. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve will generally fall within the range of 15% to 25% of the Portfolio's assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. The Strategic Investment Research Group of the Manager determines the allocation of Portfolio assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The asset allocation strategy for the Portfolio is determined by QMA LLC (QMA). QMA is also responsible for managing the quantitative equity segments of the Portfolio. Jennison Associates LLC (Jennison) is responsible for managing fundamental equity segments of the Portfolio. The PGIM Fixed Income unit of PGIM, Inc. is responsible for managing the fixed income segment of the Portfolio. The PGIM Real Estate unit of PGIM, Inc. is responsible for managing the Portfolio's real estate-related investments.

In managing the Portfolio's assets, the subadvisers use a combination of top-down economic analysis and bottom- up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadvisers develop views on economic, policy and market trends. In its bottom-up research, the subadvisers develop an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. In addition, the Portfolio may invest in real estate and real estate related securities. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve will generally fall within the range of 15% to 25% of the Portfolio's assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. The Strategic Investment Research Group of the Manager determines the allocation of Portfolio assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.